Related Party Transactions (Details)				12 Months Ended
	Jul. 15, 2024 USD ($)	Jan. 04, 2023 USD ($)	Mar. 15, 2020 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 04, 2023 CNY (¥)	Mar. 15, 2020 CNY (¥)
Related Party Transactions [Line Items]
Interest rate per annum	1.00%			3.00%
Principal amount	$ 700,000			$ 19,233
Loans maturity period	2 years
Original Loan Agreements [Member]
Related Party Transactions [Line Items]
Principal amount	$ 1,300,000
Related Party [Member]
Related Party Transactions [Line Items]
Due from related parties				14,138	$ 11,792	$ 2,417
Scage International Group [Member]
Related Party Transactions [Line Items]
Borrowed amount				1,122,909
Scage International Group [Member] | First Loan [Member]
Related Party Transactions [Line Items]
Loan agreement			$ 15,137					¥ 110,000
Interest rate per annum			4.00%
Scage International Group [Member] | Second Loan [Member]
Related Party Transactions [Line Items]
Loan agreement		$ 605,460					¥ 4,400,000
Interest rate per annum		4.00%
Mr. Chao Gao [Member]
Related Party Transactions [Line Items]
Borrowed amount				398,061
Principal amount				$ 2,000,000